Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees - Litigation (FY) (Details)						1 Months Ended							12 Months Ended	24 Months Ended	30 Months Ended
	Jan. 01, 2020	Mar. 07, 2018 Plaintiff	Sep. 30, 2016	Jun. 30, 2016 petition	Apr. 13, 2016 Claim	Mar. 31, 2018 Plaintiff	Sep. 30, 2016	Jun. 30, 2016 petition	Sep. 30, 2015 USD ($)	Dec. 31, 2014 Claim	Nov. 30, 2014	Nov. 30, 2013	Dec. 31, 2016 Claim	Dec. 31, 2017 USD ($)	May 31, 2016	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) generation_unit generation	Nov. 07, 2019 USD ($)	Sep. 27, 2019 finding recommendation	Jul. 31, 2019 USD ($)	Jul. 10, 2019 USD ($)	Feb. 04, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Mar. 31, 2017 generation_unit
Litigation [Line Items]
Provision for rate refund																$ 29,735,000	$ 38,903,000						$ 35,842,000
Accrual for various litigation matters																5,100,000	$ 5,000,000
Gulf Coast Spinning start up costs
Litigation [Line Items]
Startup costs									$ 6,500,000
Gulf Coast Spinning construction of cotton spinning facility
Litigation [Line Items]
Startup costs									$ 60,000,000
MISO Transmission Rates | FERC
Litigation [Line Items]
Requested rate increase											0.50%
Cleco Power
Litigation [Line Items]
Number of generating units owned | generation																	10
Provision for rate refund																28,921,000	$ 38,241,000			$ 79,200,000	$ 79,200,000		$ 35,842,000
Cleco Power | FERC
Litigation [Line Items]
Number of findings | finding																			12
Number of recommendations | recommendation																			59
Provision for rate refund																3,500,000	3,500,000	$ 3,500,000
Accrual for various litigation matters																1,000,000	1,000,000
Cleco Power | LPSC Jan 2016 To Dec 2017 EAC Audit
Litigation [Line Items]
Environmental expenses included in audit														$ 30,700,000
Cleco Power | MISO Transmission Rates
Litigation [Line Items]
Return on equity proposed/recommended	10.38%		10.32%	9.70%			10.32%	9.70%
Cleco Power | MISO Transmission Rates | FERC
Litigation [Line Items]
Return on equity established by FERC												12.38%			12.38%
Return on equity proposed/recommended				9.88%			9.88%					6.68%			6.68%
Requested rate increase											0.50%
Cleco Power | LPSC 2016-2017 Fuel Audit
Litigation [Line Items]
Fuel expenses included in audit														536,200,000
Cost disallowance in audit, excluding interest																								$ 0
Cleco Power | LPSC Nov 2010-Dec 2015 EAC Audit
Litigation [Line Items]
Number of petitions filed with the U.S. court of appeals | petition				6				6
Cleco Power | Transmission return on equity | FERC
Litigation [Line Items]
Provision for rate refund																$ 1,000,000	$ 1,000,000
Cleco Cajun
Litigation [Line Items]
Number of generating units owned | generation_unit																	8
Actions filed in the 9th Judicial District Court | Alleged Breach of Fiduciary Duties
Litigation [Line Items]
Number of actions filed | Claim					4								4
Actions filed in the Civil District Court | Alleged Breach of Fiduciary Duties
Litigation [Line Items]
Number of actions filed | Claim					3					3			3
Pending Litigation | Perry Bonin, Ace Chandler, and Michael Manuel, et al v. Sabine River Authority of Texas and Sabine River Authority of Louisiana, No. B-160173-C
Litigation [Line Items]
Number of generation units failed to repair | generation_unit																									1
Number of generating units owned | generation_unit																									2
Pending Litigation | Larry Addison, Et Al. V. Sabine River Authority Of Texas, Et Al
Litigation [Line Items]
Number of plaintiffs | Plaintiff		26				26
NRG South Central
Litigation [Line Items]
Contingent liability														10,000,000								$ 10,000,000
Indemnification assets																						$ 10,000,000
NRG South Central | Cleco Cajun
Litigation [Line Items]
Contingent liability														10,000,000
Indemnification assets														$ 10,000,000
Subsequent Event | Cleco Power | MISO Transmission Rates
Litigation [Line Items]
Return on equity proposed/recommended	10.38%